UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04719
                                                     ---------
                               The Westwood Funds
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
               --------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: September 30
                                               -------------

                     Date of reporting period: June 30, 2006
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

WESTWOOD EQUITY FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED)
================================================================================

                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
             COMMON STOCKS -- 99.5%
             AEROSPACE -- 1.3%
     31,500  Lockheed Martin Corp.             $  2,259,810
                                               ------------
             AVIATION: PARTS AND SERVICES -- 1.4%
     40,100  United Technologies Corp.            2,543,142
                                               ------------
             BANKING -- 7.7%
     96,000  Bank of America Corp.                4,617,600
     94,333  Citigroup Inc.                       4,550,624
    112,784  JPMorgan Chase & Co.                 4,736,928
                                               ------------
                                                 13,905,152
                                               ------------
             BROKERAGE -- 5.4%
     17,500  Bear Stearns Companies Inc.          2,451,400
     36,600  Lehman Brothers Holdings Inc.        2,384,490
     79,100  Morgan Stanley                       4,999,911
                                               ------------
                                                  9,835,801
                                               ------------
             BUSINESS SERVICES -- 3.9%
    101,900  Automatic Data Processing Inc.       4,621,165
     20,700  FedEx Corp.                          2,419,002
                                               ------------
                                                  7,040,167
                                               ------------
             COMMUNICATIONS EQUIPMENT -- 2.6%
    234,000  Motorola Inc.                        4,715,100
                                               ------------
             COMPUTER HARDWARE -- 1.2%
     28,000  International Business
               Machines Corp.                     2,150,960
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 2.5%
     96,400  Microsoft Corp.                      2,246,120
    157,800  Oracle Corp.+                        2,286,522
                                               ------------
                                                  4,532,642
                                               ------------
             CONSUMER PRODUCTS -- 5.1%
     65,300  Altria Group Inc.                    4,794,979
     75,600  Colgate-Palmolive Co.                4,528,440
                                               ------------
                                                  9,323,419
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 12.6%
     56,900  3M Co.                               4,595,813
     60,680  Eaton Corp.                          4,575,272
    136,000  General Electric Co.                 4,482,560
     25,400  IPSCO Inc.                           2,430,526
     90,900  ITT Industries Inc.                  4,499,550
     25,400  Textron Inc.                         2,341,372
                                               ------------
                                                 22,925,093
                                               ------------
             ENERGY: INTEGRATED -- 2.7%
     75,200  ConocoPhillips                       4,927,856
                                               ------------
             ENERGY: NATURAL GAS -- 1.3%
     33,506  Apache Corp.                         2,286,785
                                               ------------
             ENERGY: OIL -- 8.1%
     28,600  Baker Hughes Inc.                    2,340,910
     75,500  Exxon Mobil Corp.                    4,631,925
     31,600  Marathon Oil Corp.                   2,632,280
     46,435  Murphy Oil Corp.                     2,593,859
     24,705  Occidental Petroleum Corp.           2,533,498
                                               ------------
                                                 14,732,472
                                               ------------

                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
             FINANCIAL SERVICES -- 12.6%
     85,900  American Express Co.              $  4,571,598
     53,300  Franklin Resources Inc.              4,626,973
     53,600  Hartford Financial
               Services Group Inc.                4,534,560
     60,700  Prudential Financial Inc.            4,716,390
     83,000  The Allstate Corp.                   4,542,590
                                               ------------
                                                 22,992,111
                                               ------------
             FOOD AND BEVERAGE -- 2.5%
     88,600  General Mills Inc.                   4,577,076
                                               ------------
             HEALTH CARE -- 4.3%
    132,600  Bristol-Myers Squibb Co.             3,429,036
    189,800  Pfizer Inc.                          4,454,606
                                               ------------
                                                  7,883,642
                                               ------------
             HOTELS AND GAMING -- 2.6%
     78,200  Starwood Hotels & Resorts
               Worldwide Inc.                     4,718,588
                                               ------------
             METALS AND MINING -- 2.7%
     59,800  Phelps Dodge Corp.                   4,913,168
                                               ------------
             RETAIL -- 3.7%
    121,200  Federated Department Stores Inc.     4,435,920
     14,375  Sears Holdings Corp.+                2,225,825
                                               ------------
                                                  6,661,745
                                               ------------
             SPECIALTY CHEMICALS -- 1.3%
     36,400  PPG Industries Inc.                  2,402,400
                                               ------------
             TELECOMMUNICATIONS -- 5.1%
     36,970  ALLTEL Corp.                         2,359,795
     57,200  Harris Corp.                         2,374,372
    136,804  Verizon Communications Inc.          4,581,566
                                               ------------
                                                  9,315,733
                                               ------------
             TRANSPORTATION -- 3.8%
     57,900  Burlington Northern
               Santa Fe Corp.                     4,588,575
     40,475  Overseas Shipholding Group Inc.      2,394,096
                                               ------------
                                                  6,982,671
                                               ------------
             UTILITIES -- 5.1%
     82,000  Exelon Corp.                         4,660,060
    119,500  PG&E Corp.                           4,693,960
                                               ------------
                                                  9,354,020
                                               ------------
             TOTAL COMMON STOCKS                180,979,553
                                               ------------

 PRINCIPAL
  AMOUNT
  ------
             U.S. GOVERNMENT OBLIGATIONS -- 0.5%
             U.S. TREASURY BILLS -- 0.5%
 $1,000,000  U.S. Treasury Bills,
               4.940%++, 09/07/06              $    991,275
                                               ------------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $159,369,884)              $181,970,828
                                               ============
----------------
              For Federal tax purposes:
              Aggregate cost                   $159,369,884
                                               ============
              Gross unrealized appreciation    $ 24,686,318
              Gross unrealized depreciation      (2,085,374)
                                               ------------
              Net unrealized appreciation
                (depreciation)                 $ 22,600,944
                                               ============

----------------
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

WESTWOOD BALANCED FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED)
================================================================================

                                                  MARKET
     SHARES                                       VALUE*
     ------                                       ------
             COMMON STOCKS -- 55.4%
             AEROSPACE -- 0.7%
     13,695  Lockheed Martin Corp.             $    982,479
                                               ------------
             AVIATION: PARTS AND SERVICES -- 0.8%
     17,700  United Technologies Corp.            1,122,534
                                               ------------
             BANKING -- 4.1%
     42,800  Bank of America Corp.                2,058,680
     41,833  Citigroup Inc.                       2,018,024
     44,996  JPMorgan Chase & Co.                 1,889,832
                                               ------------
                                                  5,966,536
                                               ------------
             BROKERAGE -- 3.0%
      7,900  Bear Stearns Companies Inc.          1,106,632
     16,600  Lehman Brothers Holdings Inc.        1,081,490
     35,900  Morgan Stanley                       2,269,239
                                               ------------
                                                  4,457,361
                                               ------------
             BUSINESS SERVICES -- 2.2%
     47,400  Automatic Data Processing Inc.       2,149,590
      9,300  FedEx Corp.                          1,086,798
                                               ------------
                                                  3,236,388
                                               ------------
             COMMUNICATIONS EQUIPMENT -- 1.4%
    105,600  Motorola Inc.                        2,127,840
                                               ------------
             COMPUTER HARDWARE -- 0.7%
     12,400  International Business
               Machines Corp.                       952,568
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 1.4%
     42,800  Microsoft Corp.                        997,240
     73,680  Oracle Corp.+                        1,067,623
                                               ------------
                                                  2,064,863
                                               ------------
             CONSUMER PRODUCTS -- 2.9%
     28,900  Altria Group Inc.                    2,122,127
     35,600  Colgate-Palmolive Co.                2,132,440
                                               ------------
                                                  4,254,567
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 6.3%
     24,900  3M Co.                               2,011,173
     28,900  Eaton Corp.                          2,179,060
     60,700  General Electric Co.                 2,000,672
     41,090  ITT Industries Inc.                  2,033,955
     11,200  Textron Inc.                         1,032,416
                                               ------------
                                                  9,257,276
                                               ------------
             ENERGY: INTEGRATED -- 1.4%
     32,000  ConocoPhillips                       2,096,960
                                               ------------
             ENERGY: NATURAL GAS -- 0.7%
     14,655  Apache Corp.                         1,000,204
                                               ------------
             ENERGY: OIL -- 4.6%
     12,540  Baker Hughes Inc.                    1,026,399
     36,500  Exxon Mobil Corp.                    2,239,275
     14,115  Marathon Oil Corp.                   1,175,780
     21,586  Murphy Oil Corp.                     1,205,794
     11,000  Occidental Petroleum Corp.           1,128,050
                                               ------------
                                                  6,775,298
                                               ------------

                                                  MARKET
     SHARES                                       VALUE*
     ------                                       ------
             FINANCIAL SERVICES -- 7.0%
     38,800  American Express Co.              $  2,064,936
     24,200  Franklin Resources Inc.              2,100,802
     24,100  Hartford Financial Services
               Group Inc.                         2,038,860
     26,800  Prudential Financial Inc.            2,082,360
     36,600  The Allstate Corp.                   2,003,118
                                               ------------
                                                 10,290,076
                                               ------------
             FOOD AND BEVERAGE -- 1.4%
     40,600  General Mills Inc.                   2,097,396
                                               ------------
             HEALTH CARE -- 2.4%
     60,100  Bristol-Myers Squibb Co.             1,554,186
     83,700  Pfizer Inc.                          1,964,439
                                               ------------
                                                  3,518,625
                                               ------------
             HOTELS AND GAMING -- 1.4%
     33,920  Starwood Hotels & Resorts
               Worldwide Inc.                     2,046,733
                                               ------------
             METALS AND MINING -- 2.2%
     11,300  IPSCO Inc.                           1,081,297
     26,800  Phelps Dodge Corp.                   2,201,888
                                               ------------
                                                  3,283,185
                                               ------------
             RETAIL -- 2.0%
     55,070  Federated Department Stores Inc.     2,015,562
      6,341  Sears Holdings Corp.+                  981,840
                                               ------------
                                                  2,997,402
                                               ------------
             SPECIALTY CHEMICALS -- 0.7%
     16,400  PPG Industries Inc.                  1,082,400
                                               ------------
             TELECOMMUNICATIONS -- 2.9%
     15,900  ALLTEL Corp.                         1,014,897
     25,800  Harris Corp.                         1,070,958
     63,818  Verizon Communications Inc.          2,137,265
                                               ------------
                                                  4,223,120
                                               ------------
             TRANSPORTATION -- 2.3%
     27,500  Burlington Northern
               Santa Fe Corp.                     2,179,375
     21,000  Overseas Shipholding Group Inc.      1,242,150
                                               ------------
                                                  3,421,525
                                               ------------
             UTILITIES -- 2.9%
     37,900  Exelon Corp.                         2,153,857
     52,600  PG&E Corp.                           2,066,128
                                               ------------
                                                  4,219,985
                                               ------------
             TOTAL COMMON STOCKS                 81,475,321
                                               ------------

   PRINCIPAL
     AMOUNT
    -------
             ASSET BACKED SECURITIES -- 0.6%
 $  825,000  GS Mortgage Securities Corp. II,
               97-GL Cl. A2D,
               6.940%, 07/13/30                     832,029
                                               ------------
             CORPORATE BONDS -- 9.0%
             BANKING -- 1.6%
  1,250,000  Bank of America Corp.,
               5.375%, 06/15/14                   1,211,895
  1,125,000  Citigroup Inc.,
               6.500%, 01/18/11                   1,161,036
                                               ------------
                                                  2,372,931
                                               ------------

WESTWOOD BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2006 (UNAUDITED)
================================================================================

  PRINCIPAL                                       MARKET
   AMOUNT                                         VALUE*
   ------                                         ------
             CORPORATE BONDS (CONTINUED)
             BROKERAGE -- 1.0%
 $1,450,000  Goldman Sachs Group Inc.,
               6.650%, 05/15/09                $  1,488,129
                                               ------------
             COMPUTER HARDWARE -- 1.3%
    750,000  Hewlett-Packard Co.,
               3.625%, 03/15/08                     725,611
  1,250,000  International Business
               Machines Corp.,
               4.875%, 10/01/06                   1,248,098
                                               ------------
                                                  1,973,709
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 0.8%
  1,200,000  General Electric Co.,
               5.000%, 02/01/13                   1,150,988
                                               ------------
             ENERGY: OIL -- 0.7%
  1,005,000  Occidental Petroleum Corp.,
               4.250%, 03/15/10                     961,260
                                               ------------
             FOOD AND BEVERAGE -- 0.6%
    950,000  Anheuser-Busch Cos. Inc.,
               4.375%, 01/15/13                     878,969
                                               ------------
             REAL ESTATE INVESTMENT TRUSTS -- 1.1%
  1,600,000  Archstone-Smith Trust,
               7.200%, 03/01/13                   1,693,040
                                               ------------
             RETAIL -- 0.9%
  1,250,000  Wal-Mart Stores,
               6.875%, 08/10/09                   1,295,343
                                               ------------
             TELECOMMUNICATIONS -- 1.0%
  1,460,000  Verizon Communications Inc., Deb.,
               6.460%, 04/15/08                   1,482,499
                                               ------------
             TOTAL CORPORATE BONDS               13,296,868
                                               ------------
             FOREIGN GOVERNMENT BONDS -- 0.7%
  1,000,000  Canadian Government Global Bond,
               6.750%, 08/28/06                   1,001,763
                                               ------------
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 20.7%
             FEDERAL HOME LOAN BANK -- 2.7%
  1,500,000   2.875%, 08/15/06                    1,498,468
  1,500,000   3.375%, 02/23/07                    1,479,848
  1,000,000   Zero Coupon, 08/09/06                 995,067
                                               ------------
                                                  3,973,383
                                               ------------
             FEDERAL HOME LOAN MORTGAGE CORP. -- 8.2%
  1,000,000   5.500%, 07/15/06                    1,000,748
  2,000,000   3.500%, 09/15/07                    1,955,570
  1,400,000   3.625%, 09/15/08                    1,348,112
    600,000   4.750%, 12/08/10                      582,507
  2,000,000   5.000%, 07/15/14                    1,941,298
  1,500,000   5.250%, 04/18/16                    1,470,078
  1,800,000   Zero Coupon, 09/26/06               1,777,878
  2,000,000   Zero Coupon, 01/18/07               1,942,346
                                               ------------
                                                 12,018,537
                                               ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 9.8%
  1,000,000   2.625%, 11/15/06                      989,937
  2,000,000   4.250%, 07/15/07                    1,975,130
  2,000,000   3.250%, 11/15/07                    1,941,888
  1,500,000   4.625%, 01/15/08                    1,481,518
  1,000,000   4.250%, 05/15/09                      969,649
  2,500,000   4.375%, 03/15/13                    2,346,362
  1,500,000   5.000%, 04/15/15                    1,452,747
  2,000,000   Zero Coupon, 07/24/06               1,994,412
  1,250,000   Zero Coupon, 10/25/06               1,229,398
                                               ------------
                                                 14,381,041
                                               ------------
             TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS                30,372,961
                                               ------------

  PRINCIPAL                                       MARKET
   AMOUNT                                         VALUE*
   ------                                         ------
             U.S. GOVERNMENT OBLIGATIONS -- 13.6%
             U.S. INFLATION INDEX NOTES -- 1.0%
 $1,500,000   0.875%, 04/15/10                 $  1,505,755
                                               ------------
             U.S. TREASURY BILLS -- 2.3%
  3,400,000  U.S. Treasury Bills,
              4.620% to 4.820%++,
              07/20/06 to 09/07/06                3,379,598
                                               ------------
             U.S. TREASURY NOTES -- 10.3%
  2,725,000   3.500%, 11/15/06                    2,708,503
  1,250,000   3.375%, 02/28/07                    1,234,913
  1,800,000   3.625%, 04/30/07                    1,776,094
  1,500,000   3.125%, 05/15/07                    1,472,931
  2,000,000   3.375%, 02/15/08                    1,944,532
  1,250,000   3.375%, 12/15/08                    1,200,001
  1,500,000   4.750%, 05/15/14                    1,463,731
  1,500,000   4.000%, 02/15/15                    1,382,696
  2,000,000   4.250%, 08/15/15                    1,871,954
                                               ------------
                                                 15,055,355
                                               ------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS   19,940,708
                                               ------------
             TOTAL INVESTMENTS -- 100.0%
                (Cost $138,981,528)            $146,919,650
                                               ============
----------------
              For Federal tax purposes:
              Aggregate cost                   $138,981,528
                                               ============
              Gross unrealized appreciation    $ 10,128,141
              Gross unrealized depreciation      (2,190,019)
                                               ------------
              Net unrealized appreciation
               (depreciation)                  $  7,938,122
                                               ============
----------------
 +   Non-income producing security.
++   Represents annualized yield at date of purchase.
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

WESTWOOD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED)
================================================================================

   PRINCIPAL                                       MARKET
    AMOUNT                                         VALUE*
   --------                                        ------
             ASSET BACKED SECURITIES -- 2.2%
   $225,000  GS Mortgage Securities Corp. II,
               97-GL Cl. A2D,
               6.940%, 07/13/30                 $   226,917
                                                -----------
             CORPORATE BONDS -- 38.2%
             COMPUTER HARDWARE -- 5.4%
    325,000  Hewlett-Packard Co.,
               3.625%, 03/15/08                     314,431
    250,000  International Business
               Machines Corp.,
               4.875%, 10/01/06                     249,620
                                                -----------
                                                    564,051
                                                -----------
             DIVERSIFIED INDUSTRIAL -- 2.3%
    250,000  General Electric Co.,
               5.000%, 02/01/13                     239,789
                                                -----------
             ENERGY AND UTILITIES: OIL -- 4.2%
    225,000  Chevron Corp.,
               3.375%, 02/15/08                     217,571
    225,000  Occidental Petroleum Corp.,
               4.250%, 03/15/10                     215,207
                                                -----------
                                                    432,778
                                                -----------
             FINANCIAL SERVICES -- 19.4%
    200,000  American Express Credit Corp.,
               Series MTN,
               5.368%, 06/16/11 (c)                 200,348
    300,000  Bank of America Corp.,
               5.375%, 06/15/14                     290,855
    225,000  Bear Stearns Co. Inc.,
               2.875%, 07/02/08                     213,549
    225,000  Citigroup Inc.,
               6.500%, 01/18/11                     232,207
    300,000  Goldman Sachs Group Inc.,
               6.650%, 05/15/09                     307,889
    260,000  International Bank for
               Reconstruction & Development,
               8.625%, 10/15/16                     323,328
    275,000  Merrill Lynch & Co. Inc.,
               5.000%, 01/15/15                     256,416
    200,000  SLM Corp.,
               5.450%, 04/25/11                     196,744
                                                -----------
                                                  2,021,336
                                                -----------
             FOOD AND BEVERAGE -- 2.2%
    250,000  Anheuser-Busch Cos. Inc.,
               4.375%, 01/15/13                     231,308
                                                -----------
             REAL ESTATE -- 1.5%
    150,000  Archstone-Smith Trust,
               7.200%, 03/01/13                     158,723
                                                -----------
             RETAIL -- 2.0%
    200,000  Wal-Mart Stores,
               6.875%, 08/10/09                     207,255
                                                -----------
             TELECOMMUNICATIONS -- 1.2%
    125,000  Verizon Communications Inc., Deb.,
               6.460%, 04/15/08                     126,926
                                                -----------
             TOTAL CORPORATE BONDS                3,982,166
                                                -----------
             FOREIGN GOVERNMENT BONDS -- 1.7%
    175,000  Canadian Government Global Bond,
               6.750%, 08/28/06                     175,068
                                                -----------

   PRINCIPAL                                       MARKET
    AMOUNT                                         VALUE*
   --------                                        ------
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 34.6%
             FEDERAL HOME LOAN BANK -- 5.2%
   $250,000    2.875%, 08/15/06                 $   249,745
    300,000    4.625%, 11/21/08                     294,709
                                                -----------
                                                    544,454
                                                -----------
             FEDERAL HOME LOAN MORTGAGE CORP. -- 13.3%
    250,000    3.750%, 04/15/07                     246,628
    300,000    3.500%, 09/15/07                     293,336
    250,000    3.625%, 09/15/08                     240,734
    200,000    4.250%, 07/15/09                     193,599
    250,000    5.250%, 04/18/16                     245,013
    175,000    Zero Coupon, 01/18/07                169,955
                                                -----------
                                                  1,389,265
                                                -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 10.2%
    275,000    4.250%, 07/15/07                     271,580
    200,000    3.250%, 11/15/07                     194,189
    300,000    4.375%, 03/15/13                     281,564
    169,799    5.500%, 09/01/20                     166,863
    156,285    5.500%, 01/01/35                     150,560
                                                -----------
                                                  1,064,756
                                                -----------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 5.9% 11,047 GNMA, Pool #580871,
               6.500%, 12/15/31                      11,204
    103,246  GNMA, Pool #562288,
               6.000%, 12/15/33                     102,589
    176,296  GNMA, Pool #604946,
               5.500%, 01/15/34                     171,084
    148,289  GNMA, Pool #604970,
               5.500%, 01/15/34                     143,906
    191,382  GNMA, Pool #003747,
               5.000%, 08/20/35                     180,111
                                                -----------
                                                    608,894
                                                -----------
             TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS                 3,607,369
                                                -----------
             U.S. GOVERNMENT OBLIGATIONS -- 23.3%
             U.S. INFLATION INDEX NOTES -- 2.6%
    275,000    0.875%, 04/15/10                     276,055
                                                -----------
             U.S. TREASURY BONDS -- 8.8%
    250,000    7.125%, 02/15/23                     299,180
    300,000    6.125%, 11/15/27                     331,570
    275,000    5.500%, 08/15/28                     282,627
                                                -----------
                                                    913,377
                                                -----------
             U.S. TREASURY NOTES -- 11.9%
    325,000    3.375%, 02/28/07                     321,077
    375,000    3.375%, 02/15/08                     364,600
    275,000    4.750%, 05/15/14                     268,351
    300,000    4.250%, 08/15/15                     280,793
                                                -----------
                                                  1,234,821
                                                -----------
             TOTAL U.S.
               GOVERNMENT OBLIGATIONS             2,424,253
                                                -----------

WESTWOOD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2006 (UNAUDITED)
================================================================================

                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
             WARRANTS -- 0.0%
             ENERGY AND UTILITIES -- 0.0%
          8  Forman Petroleum Corp.,
               Series A,
               expire 01/14/07+ (a) (b)         $         0
         25  Forman Petroleum Corp.,
               Series B,
               expire 01/14/07+ (a) (b)                   0
         25  Forman Petroleum Corp.,
               Series C,
               expire 01/14/07+ (a) (b)                   0
         25  Forman Petroleum Corp.,
               Series D,
               expire 01/14/07+ (a) (b)                   0
                                                -----------
                                                          0
                                                -----------
             TOTAL WARRANTS                               0
                                                -----------
             TOTAL INVESTMENTS -- 100.0%
               (Cost $10,659,432)               $10,415,773
                                                ===========
----------------
              For Federal tax purposes:
              Aggregate cost                    $10,659,432
                                                ===========
              Gross unrealized appreciation     $    41,893
              Gross unrealized depreciation        (285,552)
                                                -----------
              Net unrealized appreciation
                (depreciation)                  $  (243,659)
                                                ===========
-----------------
(a) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2006, the market value of fair valued securities amounted to $0 or 0.00% of total investments.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the market value of Rule 144A securities amounted to $0 or 0.00% of total investments.
(c) Floating rate security. The rate disclosed is that in effect at June 30,
    2006.
+   Non-income producing security.
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

WESTWOOD SMALLCAP EQUITY FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED)
================================================================================

                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
             COMMON STOCKS -- 100.0%
             AEROSPACE -- 6.1%
      3,800  DRS Technologies Inc.               $  185,250
      6,100  Moog Inc., Cl. A+                      208,742
      5,900  Teledyne Technologies Inc.+            193,284
                                                 ----------
                                                    587,276
                                                 ----------
             BUILDING AND CONSTRUCTION -- 6.2%
      7,300  Layne Christensen Co.+                 206,955
      1,800  NCI Building Systems Inc.+              95,706
      6,900  Technical Olympic USA Inc.              99,084
      3,700  Washington Group
               International Inc.                   197,358
                                                 ----------
                                                    599,103
                                                 ----------
             BUSINESS SERVICES -- 4.3%
      6,900  Macquarie Infrastructure
               Co. Trust                            190,371
      5,300  URS Corp.+                             222,600
                                                 ----------
                                                    412,971
                                                 ----------
             COMPUTER SOFTWARE AND SERVICES -- 4.1%
      6,600  ManTech International Corp.,
               Cl. A+                               203,676
      6,200  SI International Inc.+                 190,092
                                                 ----------
                                                    393,768
                                                 ----------
             CONSUMER PRODUCTS -- 2.1%
     10,800  Knoll Inc.                             198,288
                                                 ----------
             DIVERSIFIED INDUSTRIAL -- 4.9%
      3,500  Kennametal Inc.                        217,875
      4,900  Oregon Steel Mills Inc.+               248,234
                                                 ----------
                                                    466,109
                                                 ----------
             ELECTRONICS -- 2.1%
      8,550  Benchmark Electronics Inc.+            206,226
                                                 ----------
             ENERGY AND UTILITIES -- 11.8%
      7,200  Atmos Energy Corp.                     200,952
      8,500  Cleco Corp.                            197,625
      4,500  Foundation Coal Holdings Inc.          211,185
      5,900  Oil States International Inc.+         202,252
      3,700  Unit Corp.+                            210,493
      2,700  Whiting Petroleum Corp.+               113,049
                                                 ----------
                                                  1,135,556
                                                 ----------
             EQUIPMENT AND SUPPLIES -- 8.9%
      6,600  Greenbrier Companies Inc.              216,084
      2,800  Hydril Co.+                            219,856
      4,100  IDEX Corp.                             193,520
      2,600  Middleby Corp.+                        225,056
                                                 ----------
                                                    854,516
                                                 ----------
             FINANCIAL SERVICES -- 9.3%
      6,500  Boston Private Financial
               Holdings Inc.                        181,350
      3,100  Calamos Asset Management
               Inc., Cl. A                           89,869
      5,700  Cathay General Bancorp                 207,366
      4,400  Placer Sierra Bancshares               102,036
      3,300  Provident Bankshares Corp.             120,087
      5,400  Stifel Financial Corp.+                190,674
                                                 ----------
                                                    891,382
                                                 ----------
             FOOD AND BEVERAGE -- 2.1%
      6,200  J & J Snack Foods Corp.                205,034
                                                 ----------

                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
             HEALTH CARE -- 3.9%
     17,700  Five Star Quality Care Inc.+        $  195,939
     11,500  Symmetry Medical Inc.+                 177,100
                                                 ----------
                                                    373,039
                                                 ----------
             HOTELS AND GAMING -- 4.5%
     10,700  Marcus Corp.                           223,416
      5,300  Orient-Express Hotels Ltd., Cl. A      205,852
                                                 ----------
                                                    429,268
                                                 ----------
             METALS AND MINING -- 2.4%
      2,900  Cleveland-Cliffs Inc.                  229,941
                                                 ----------
             PAPER AND FOREST PRODUCTS -- 1.0%
      4,900  Longview Fibre Co.                      93,541
                                                 ----------
             REAL ESTATE -- 11.6%
      7,200  Getty Realty Corp.                     204,768
      4,600  LaSalle Hotel Properties               212,980
      5,300  Lexington Corporate
               Properties Trust                     114,480
      5,500  Maguire Properties Inc.                193,435
      4,300  Post Properties Inc.                   194,962
      6,800  Sunstone Hotel Investors Inc.          197,608
                                                 ----------
                                                  1,118,233
                                                 ----------
             RETAIL -- 11.7%
      3,200  Children's Place Retail
               Stores Inc.+                         192,160
     11,800  CKE Restaurants Inc.                   195,998
      8,400  Golfsmith International
               Holdings Inc.+                        84,840
      3,100  Men's Wearhouse Inc.                    93,930
                                                 ----------
                                                    566,928
                                                 ----------
             TELECOMMUNICATIONS -- 2.0%
     15,676  General Communication Inc.,
               Cl. A+                               193,128
                                                 ----------
             TRANSPORTATION -- 6.7%
      8,800  Arlington Tankers Ltd.                 199,584
      4,100  Freightcar America Inc.                227,591
     13,600  Horizon Lines Inc. Cl. A               217,872
                                                 ----------
                                                    645,047
                                                 ----------
             TOTAL COMMON STOCKS                  9,599,354
                                                 ----------
             TOTAL INVESTMENTS -- 100.0%
               (Cost $8,517,121)                 $9,599,354
                                                 ==========
----------------
              For Federal tax purposes:
              Aggregate cost                     $8,517,121
                                                 ==========
              Gross unrealized appreciation      $1,294,063
              Gross unrealized depreciation        (211,830)
                                                 ----------
              Net unrealized appreciation
                (depreciation)                   $1,082,233
                                                 ==========
----------------
 +   Non-income producing security.
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

WESTWOOD INCOME FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED)
================================================================================

                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
             COMMON STOCKS -- 44.8%
             BANKING -- 1.3%
      3,300  Bank of America Corp.              $   158,730
                                                -----------
             ENERGY AND UTILITIES: ELECTRIC -- 2.8%
      8,500  FPL Group Inc.                         351,730
                                                -----------
             ENERGY AND UTILITIES: NATURAL GAS -- 4.2%
     10,500  Enterprise Products Partners LP        261,450
      5,400  ONEOK Partners LP                      266,490
                                                -----------
                                                    527,940
                                                -----------
             ENTERTAINMENT -- 2.6%
     15,700  Regal Entertainment Group, Cl. A       319,024
                                                -----------
             FINANCIAL SERVICES -- 2.6%
      2,700  AllianceBernstein Holding LP           165,078
      5,200  U.S. Bancorp                           160,576
                                                -----------
                                                    325,654
                                                -----------
             FOOD AND BEVERAGE -- 2.6%
     15,895  Reddy Ice Holdings Inc.                323,463
                                                -----------
             HEALTH CARE -- 2.7%
      7,000  Bristol-Myers Squibb Co.               181,020
      6,900  Pfizer Inc.                            161,943
                                                -----------
                                                    342,963
                                                -----------
             METALS AND MINING -- 3.5%
      6,500  Compass Minerals
               International Inc.                   162,175
     10,300  Penn Virginia Resource
               Partners LP                          276,864
                                                -----------
                                                    439,039
                                                -----------
             REAL ESTATE INVESTMENT TRUSTS -- 10.5%
      8,700  Crescent Real Estate Equities Co.      161,472
     12,000  Getty Realty Corp.                     341,280
     10,000  Healthcare Realty Trust Inc.           318,500
      8,482  Rayonier Inc.                          321,553
      6,000  Sunstone Hotel Investors Inc.          174,360
                                                -----------
                                                  1,317,165
                                                -----------
             TELECOMMUNICATIONS -- 1.5%
      6,500  AT&T Inc.                              181,285
                                                -----------
             TRANSPORTATION -- 10.5%
     14,400  Arlington Tankers Ltd.                 326,592
     24,000  Double Hull Tankers Inc.               323,280
     11,000  Teekay LNG Partners LP                 334,400
     15,500  U.S. Shipping Partners LP              327,360
                                                -----------
                                                  1,311,632
                                                -----------
             TOTAL COMMON STOCKS                  5,598,625
                                                -----------
             PREFERRED STOCKS -- 21.1%
             BROADCASTING -- 2.6%
     13,400  CBS Corp., 7.250% Pfd.                 329,640
                                                -----------
             BROKERAGE -- 2.9%
        700  Bear Stearns Companies Inc.,
               5.490% Pfd., Ser. G                   31,325
     12,900  Lehman Brothers Holdings Inc.,
               5.949% Pfd., Ser. G (a)              327,273
                                                -----------
                                                    358,598
                                                -----------
             FINANCIAL SERVICES -- 15.6%
     13,000  Bank One Capital VI,
               7.200% Pfd.                          327,600
     13,000  Barclays Bank plc,
               6.625% Pfd., Ser. 2                  325,390
      6,000  Fannie Mae, 7.625% Pfd.,
               Ser. O (a)                           325,500
     14,300  General Electric Capital Corp.,
               5.875% Pfd.                          323,609
     12,600  Metlife Inc., 6.329% Pfd.,
               Ser. A (a)                           324,702
     13,000  Wells Fargo Capital Trust IV,
               7.000% Pfd.                          322,790
                                                -----------
                                                  1,949,591
                                                -----------
             TOTAL PREFERRED STOCKS               2,637,829
                                                -----------

                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
             CONVERTIBLE PREFERRED STOCKS -- 6.6%
             BROKERAGE -- 2.6%
     12,400  Lehman Brothers Holdings Inc.,
               6.250% Cv. Pfd., Ser. GIS        $   323,888
             ENERGY AND UTILITIES: INTEGRATED -- 2.7%
      6,800  Entergy Corp., 7.625% Cv. Pfd.         341,496
                                                -----------
             FINANCIAL SERVICES -- 1.3%
        600  Alleghany Corp., 5.750% Cv. Pfd.       165,825
                                                -----------
             TOTAL CONVERTIBLE
               PREFERRED STOCKS                     831,209
                                                -----------

   PRINCIPAL
    AMOUNT
    ------
             CORPORATE BONDS -- 2.0%
             FINANCIAL SERVICES -- 2.0%
   $250,000  American Express Credit Corp.,
               Series MTN,
               5.368%, 06/16/11 (a)                 250,434
                                                -----------
             U.S.  GOVERNMENT AGENCY OBLIGATIONS -- 10.8%
             FEDERAL HOME LOAN BANK -- 3.0%
    375,000   Zero Coupon, 08/09/06                 373,150
                                                -----------
             FEDERAL HOME LOAN MORTGAGE CORP. -- 4.3%
    300,000   3.500%, 09/15/07                      293,336
    250,000   Zero Coupon, 01/18/07                 242,793
                                                -----------
                                                    536,129
                                                -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 3.5%
    450,000   4.250%, 07/15/07                      444,404
                                                -----------
             TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS                 1,353,683
                                                -----------
             U.S. GOVERNMENT OBLIGATIONS -- 14.7%
             U.S. TREASURY BILLS -- 4.6%
    575,000  U.S. Treasury Bills,
               4.730% to 4.880%++,
               07/20/06 to 09/07/06                 572,435
                                                -----------
             U.S. TREASURY NOTES -- 10.1%
    325,000   3.500%, 11/15/06                      323,032
    250,000   3.375%, 02/28/07                      246,983
    275,000   3.750%, 03/31/07                      271,992
    425,000   3.125%, 05/15/07                      417,331
                                                -----------
                                                  1,259,338
                                                -----------
             TOTAL U.S. GOVERNMENT OBLIGATIONS    1,831,773
                                                -----------
             TOTAL INVESTMENTS -- 100.0%
               (Cost $12,441,383)               $12,503,553
                                                ===========
----------------
              For Federal tax purposes:
              Aggregate cost                    $12,441,383
                                                ===========
              Gross unrealized appreciation     $   260,293
              Gross unrealized depreciation        (198,123)
                                                -----------
              Net unrealized appreciation
                (depreciation)                  $    62,170
                                                ===========
----------------
 ++  Represents annualized yield at date of purchase.
 (a) Floating rate security. The rate disclosed is that in effect at June 30, 2006.
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

WESTWOOD MIGHTY MITES(SM) FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED)
================================================================================

                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
             COMMON STOCKS -- 96.2%
             AGRICULTURE -- 0.3%
        200  J.G. Boswell Co.                   $   142,000
                                                -----------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.6%
     50,000  Earl Scheib Inc.+                      187,500
     21,700  Midas Inc.+                            399,280
     52,000  Proliance International Inc.+          240,240
      1,000  Puradyn Filter Technologies Inc.+        1,280
     35,000  Standard Motor Products Inc.           291,900
                                                -----------
                                                  1,120,200
                                                -----------
             AVIATION: PARTS AND SERVICES -- 1.4%
      1,000  Aviall Inc.+                            47,520
     10,000  CPI Aerostructures Inc.+                72,000
      1,600  Curtiss-Wright Corp.                    49,408
    156,000  Fairchild Corp., Cl. A+                324,480
      6,200  Kaman Corp.                            112,840
                                                -----------
                                                    606,248
                                                -----------
             BROADCASTING -- 3.8%
     58,000  Acme Communications Inc.+              294,640
     25,000  Beasley Broadcast Group Inc.,
               Cl. A                                175,000
     70,000  Crown Media Holdings Inc., Cl. A+      288,400
     11,700  Fisher Communications Inc.+            492,921
      5,000  Granite Broadcasting Corp.+                850
     25,000  Gray Television Inc.                   144,750
     15,000  ION Media Networks Inc.+                13,800
      9,000  Salem Communications Corp.,
               Cl. A+                               117,090
     44,000  Young Broadcasting Inc., Cl. A+        138,160
                                                -----------
                                                  1,665,611
                                                -----------
             BUILDING AND CONSTRUCTION -- 0.5%
        500  Homasote Co.+                            1,458
      5,000  Huttig Building Products Inc.+          40,500
      6,000  Monarch Cement Co.                     164,280
                                                -----------
                                                    206,238
                                                -----------
             BUSINESS SERVICES -- 3.6%
    170,000  AMICAS Inc.+                           549,100
     28,000  ANC Rental Corp.+                           34
     82,000  Edgewater Technology Inc.+             569,080
     46,000  Nashua Corp.+                          316,020
        804  National Stock Yards Co.               130,248
     10,000  PubliCARD Inc.+                            300
        500  StarTek Inc.                             7,475
                                                -----------
                                                  1,572,257
                                                -----------
             CABLE -- 0.1%
     90,000  Adelphia Communications Corp.,
               Cl. A+                                 4,050
      2,500  Outdoor Channel Holdings Inc.+          25,800
                                                -----------
                                                     29,850
                                                -----------
             COMMUNICATIONS EQUIPMENT -- 0.3%
      1,000  Andrew Corp.+                            8,860
     10,000  Communications Systems Inc.            102,400
                                                -----------
                                                    111,260
                                                -----------

                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
             COMPUTER SOFTWARE AND SERVICES -- 2.0%
     23,881  Gemplus International SA+          $    53,148
      5,600  Lab-Volt Systems Inc.+ (a)              63,000
     33,000  Mobius Management Systems Inc.+        191,400
    460,500  Net Perceptions Inc.+                  303,930
        834  Prosoft Learning Corp.+                     34
    850,000  StorageNetworks Inc. Escrow+ (a)        25,500
      7,000  Tyler Technologies Inc.+                78,400
     25,000  Vitria Technology Inc.+                 71,000
     20,000  Xanser Corp.+                          101,000
                                                -----------
                                                    887,412
                                                -----------
             CONSUMER PRODUCTS -- 3.8%
     68,000  Adams Golf Inc.+                       106,760
      8,000  American Locker Group Inc.+             40,000
     11,000  Ducati Motor Holding SpA, ADR           92,950
      6,000  Levcor International Inc.+               5,100
      4,500  Marine Products Corp.                   43,785
      5,000  Marzotto SpA                            19,346
        500  National Presto Industries Inc.         26,140
    190,000  Schiff Nutrition
               International Inc.+                1,269,200
     41,530  Syratech Corp.+                          2,077
      2,500  Valentino Fashion Group SpA             72,778
                                                -----------
                                                  1,678,136
                                                -----------
             CONSUMER SERVICES -- 0.0%
      1,000  Collectors Universe Inc.                13,980
                                                -----------
             DIVERSIFIED INDUSTRIAL -- 6.8%
     16,500  Ampco-Pittsburgh Corp.                 472,725
    101,500  Harbor Global Co. Ltd.+                924,665
     30,000  Haulotte Group                         861,440
     63,000  Katy Industries Inc.+                  147,420
        500  Lamson & Sessions Co.+                  14,180
      2,000  Lindsay Manufacturing Co.               54,240
        400  Oregon Steel Mills Inc.+                20,264
     11,750  RWC Inc.+                               38,188
     35,000  Tech/Ops Sevcon Inc.                   221,200
     24,500  WHX Corp.+                             225,400
                                                -----------
                                                  2,979,722
                                                -----------
             EDUCATIONAL SERVICES -- 1.3%
     29,000  Concorde Career Colleges Inc.+         555,060
                                                -----------
             ELECTRONICS -- 2.9%
      7,000  California Micro Devices Corp.+         28,000
     25,000  CTS Corp.                              372,250
      1,000  Fargo Electronics Inc.+                 25,390
     11,500  George Risk Industries Inc.             84,870
    127,000  IntriCon Corp.+                        635,000
     20,000  SIRIT Inc.+                              4,748
      5,000  Zoran Corp.+                           121,700
                                                -----------
                                                  1,271,958
                                                -----------
             ENERGY AND UTILITIES: ELECTRIC -- 0.6%
        800  British Energy Group plc+                9,956
      1,500  Green Mountain Power Corp.              50,985
      8,800  Unitil Corp.                           211,728
                                                -----------
                                                    272,669
                                                -----------
             ENERGY AND UTILITIES: INTEGRATED -- 2.3%
     25,000  Aquila Inc.+                           105,250
     34,950  Florida Public Utilities Co.           440,020
      9,000  MGE Energy Inc.                        280,350
        800  Pardee Resources Co. Inc.              141,200
     95,200  Progress Energy Inc., CVO+              28,560
                                                -----------
                                                    995,380
                                                -----------

WESTWOOD MIGHTY MITES(SM) FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2006 (UNAUDITED)
================================================================================

                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES: NATURAL GAS -- 2.4%
      4,500  Cascade Natural Gas Corp.          $    94,905
     11,000  Chesapeake Utilities Corp.             330,880
     16,000  Corning Natural Gas Corp.+             224,000
     31,200  PetroCorp Escrow Shares+ (a)             1,872
     16,000  RGC Resources Inc.                     402,000
      2,100  U.S. Energy Corp.+                       9,198
                                                -----------
                                                  1,062,855
                                                -----------
             ENERGY AND UTILITIES: SERVICES -- 3.0%
     16,000  Acergy SA, ADR+                        244,800
        950  Covanta Holding Corp.+                  16,767
      1,000  KFx Inc.+                               15,280
     42,750  RPC Inc.                             1,037,970
                                                -----------
                                                  1,314,817
                                                -----------
             ENERGY AND UTILITIES: WATER -- 1.5%
      3,000  Artesian Resources Corp., Cl. A         86,580
      1,500  BIW Ltd.                                27,150
      2,500  California Water Service Group          89,350
      2,000  Consolidated Water Co. Ltd.             49,180
      7,700  Middlesex Water Co.                    145,684
     11,000  SJW Corp.                              279,950
                                                -----------
                                                    677,894
                                                -----------
             ENTERTAINMENT -- 2.5%
     12,500  Canterbury Park Holding Corp.          166,875
      1,802  Chestnut Hill Ventures+ (a)             38,701
     34,000  Dover Motorsports Inc.                 199,580
     27,000  Jetix Europe NV+                       656,153
      1,000  LodgeNet Entertainment Corp.+           18,650
      2,500  Triple Crown Media Inc.+                21,675
                                                -----------
                                                  1,101,634
                                                -----------
             ENVIRONMENTAL CONTROL -- 0.0%
     10,000  BioteQ Environmental
               Technologies Inc.+                    14,691
                                                -----------
             EQUIPMENT AND SUPPLIES -- 6.5%
    170,000  Baldwin Technology Co. Inc.,
               Cl. A+                               918,000
     15,000  Capstone Turbine Corp.+                 34,200
     23,000  Cherokee International Corp.+           88,780
     18,000  Core Molding Technologies Inc.+        106,920
      4,800  Eastern Co.                             99,120
     25,000  Fedders Corp.+                          60,500
      1,000  Genoil Inc.+                               833
     11,200  Gerber Scientific Inc.+                145,712
     10,000  Gildemeister AG                         93,115
      5,000  GrafTech International Ltd.+            29,000
     21,000  L.S. Starrett Co., Cl. A               286,650
     28,000  Maezawa Kyuso Industries Co. Ltd.      447,501
      7,500  Mine Safety Appliances Co.             301,500
     13,900  SL Industries Inc.+                    224,902
      1,000  SRS Labs Inc.+                           4,990
        800  Watts Water Technologies Inc.,
               Cl. A                                 26,840
                                                -----------
                                                  2,868,563
                                                -----------

                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
             FINANCIAL SERVICES -- 15.0%
      2,000  Bancshares of Florida Inc.+        $    44,000
     15,500  Berkshire Bancorp Inc.                 253,161
     11,000  Crazy Woman Creek Bancorp Inc.         177,375
    477,000  Epoch Holding Corp.+                 2,385,000
      6,000  Fidelity Southern Corp.                106,680
     35,000  Flushing Financial Corp.               628,600
     32,812  Fulton Financial Corp.                 522,367
         10  Guaranty Corp., Cl. A+                 156,500
     70,000  Ladenburg Thalmann Financial
               Services Inc.+                        70,000
        500  Magyar Bancorp Inc.+                     5,600
      3,000  Northrim BanCorp Inc.                   75,300
      6,790  Parish National Corp.+                 509,250
      9,167  Patriot National Bancorp Inc.          268,914
      2,500  PennFed Financial Services Inc.         46,625
     11,500  Seacoast Banking Corp. of Florida      306,245
        116  Sunwest Bank+                          401,650
     15,000  SWS Group Inc.                         361,800
     15,700  Synergy Financial Group Inc.           235,500
        500  TIB Financial Corp.                     16,000
                                                -----------
                                                  6,570,567
                                                -----------
             FOOD AND BEVERAGE -- 2.0%
      6,000  Boston Beer Co. Inc., Cl. A+           175,740
      4,000  Genesee Corp., Cl. A+                    6,520
     30,100  Genesee Corp., Cl. B+                   45,451
      1,000  Inventure Group Inc.+                    2,880
      2,000  J & J Snack Foods Corp.                 66,140
     11,000  Lifeway Foods Inc.+                    141,240
     18,000  MGP Ingredients Inc.                   417,960
        400  Scheid Vineyards Inc., Cl. A+           13,400
        100  Willamette Valley
               Vineyards Inc.+                          875
                                                -----------
                                                    870,206
                                                -----------
             HEALTH CARE -- 10.5%
     30,000  AFP Imaging Corp.+                      70,500
     16,500  Arkopharma                             273,301
     62,000  BioLase Technology Inc.                520,800
      2,800  Biosite Inc.+                          127,848
     14,600  Boiron SA                              289,076
      1,000  Bruker BioSciences Corp.+                5,360
     44,000  Cholestech Corp.+                      558,800
     98,000  Del Global Technologies Corp.+         254,800
      4,000  DexCom Inc.+                            54,320
      1,000  Escalon Medical Corp.+                   5,050
     15,279  Exactech Inc.+                         210,086
      1,500  ICU Medical Inc.+                       63,360
     21,000  Lifecore Biomedical Inc.+              329,700
     17,000  Neogen Corp.+                          325,040
      2,500  NMT Medical Inc.+                       25,025
     11,000  NWH Inc.                               198,396
      1,500  Orthofix International NV+              57,195
     35,000  Quidel Corp.+                          332,500
     38,000  Regeneration Technologies Inc.+        243,200
        500  Sirona Dental Systems Inc.              19,810
     77,000  Sonic Innovations Inc.+                346,500
      2,000  Tutogen Medical Inc.+                    9,300
     14,000  United-Guardian Inc.                   117,600
      5,000  Young Innovations Inc.                 176,150
                                                -----------
                                                  4,613,717
                                                -----------
             HOTELS AND GAMING -- 0.4%
      1,000  Cloverleaf Kennel Club, Cl. A+           2,750
      6,000  Dover Downs Gaming &
               Entertainment Inc.                   117,840
         29  Fair Grounds Corp.+ (a)                  8,033
      2,000  Florida Gaming Corp.+                   28,000
                                                -----------
                                                    156,623
                                                -----------

WESTWOOD MIGHTY MITES(SM) FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2006 (UNAUDITED)
================================================================================

                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
             COMMON STOCKS (CONTINUED)
             MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 7.9%
     86,000  Cavalier Homes Inc.+               $   455,800
     10,000  Cavco Industries Inc.+                 444,400
     11,000  Nobility Homes Inc.                    298,870
     16,000  Palm Harbor Homes Inc.+                281,440
     29,000  Skyline Corp.                        1,240,620
    107,000  Southern Energy Homes Inc.+            722,250
                                                -----------
                                                  3,443,380
                                                -----------
             METALS AND MINING -- 0.0%
    615,000  Royal Oak Mines Inc.+                   17,374
                                                -----------
             MUTUAL FUNDS -- 0.8%
     24,750  MVC Capital Inc.                       332,640
                                                -----------
             PAPER AND FOREST PRODUCTS -- 0.1%
        300  Keweenaw Land Association Ltd.          49,050
                                                -----------
             PUBLISHING -- 0.4%
    100,000  PRIMEDIA Inc.+                         183,000
                                                -----------
             REAL ESTATE -- 3.7%
      1,550  Biloxi Marsh Lands Corp.                46,345
      5,000  Capital Properties Inc., Cl. A         148,000
        350  Case Pomeroy & Co. Inc., Cl. A         613,375
         50  Case Pomeroy & Co. Inc., Cl. B          92,875
      2,900  CKX Lands Inc.                          35,453
     15,829  Griffin Land & Nurseries Inc.+         494,656
      3,200  Gyrodyne Company of America Inc.+      172,000
        400  Holobeam Inc.+                          21,850
      2,508  Royalty LLC+ (a)                             0
                                                -----------
                                                  1,624,554
                                                -----------
             RESTAURANTS -- 0.7%
     23,000  Nathan's Famous Inc.+                  310,500
                                                -----------
             RETAIL -- 0.9%
      2,200  Bowlin Travel Centers Inc.+              4,356
     24,000  CoolBrands International Inc.+          49,449
      1,000  Cost-U-Less Inc.+                        8,080
      1,000  Gander Mountain Co.+                     5,780
     12,000  Movado Group Inc.                      275,400
      8,000  Sport Supply Group Inc.+                43,200
                                                -----------
                                                    386,265
                                                -----------
             SPECIALTY CHEMICALS -- 1.9%
    267,226  General Chemical Group Inc.+             4,008
     30,000  Hawkins Inc.                           420,150
      1,000  KMG Chemicals Inc.                       7,720
      6,000  Material Sciences Corp.+                54,180
     57,000  Omnova Solutions Inc.+                 323,760
                                                -----------
                                                    809,818
                                                -----------
             TELECOMMUNICATIONS -- 3.4%
      1,000  Ambient Corp.+                             166
      1,000  Applied Signal Technology Inc.          17,040
     25,000  D&E Communications Inc.                271,000
     13,000  HickoryTech Corp.                       91,000
         80  Horizon Telecom Inc., Cl. A              6,058
        339  Horizon Telecom Inc., Cl. B             24,747
      1,500  Lexcom Inc., Cl. B                      56,325
     20,000  New Ulm Telecom Inc.                   340,300
      2,305  NTL Inc.                                57,394
     10,000  PNV Inc.+                                   26
        300  Preformed Line Products Co.             11,370
      6,200  Shenandoah Telecommunications Co.      291,400
     20,000  Stratos International Inc.+            137,000
        500  SureWest Communications                  9,660
     45,000  Sycamore Networks Inc.+                182,700
                                                -----------
                                                  1,496,186
                                                -----------

                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
             TRANSPORTATION -- 0.1%
      2,500  Providence & Worcester
               Railroad Co.                     $    51,000
                                                -----------
             WIRELESS COMMUNICATIONS -- 0.2%
      9,000  Rural Cellular Corp., Cl. A+            98,910
                                                -----------
             TOTAL COMMON STOCKS                 42,162,225
                                                -----------
             PREFERRED STOCKS -- 1.6%
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.6%
     21,000  Jungheinrich AG Pfd.                   684,931
                                                -----------
             CONVERTIBLE PREFERRED STOCKS -- 0.1%
             FOOD AND BEVERAGE -- 0.1%
      4,000  Seneca Foods Corp.,
               Cv. Pfd. Ser. 2003+                   64,000
                                                -----------
             WARRANTS -- 0.1%
             BUSINESS SERVICES -- 0.0%
      1,666  Avalon Digital Marketing
               Systems Inc.,
               expire 11/11/11+ (a)(c)                    0
     37,500  Interep National Radio
               Sales Inc.,
               expire 05/06/07+ (a)(b)(c)                 0
                                                -----------
                                                          0
                                                -----------
             DIVERSIFIED INDUSTRIAL -- 0.0%
      3,780  WHX Corp., expire 02/28/08+              2,835
                                                -----------
             ENERGY AND UTILITIES: ELECTRIC -- 0.1%
      1,680  British Energy Group plc,
               expire 01/14/09+                      17,887
                                                -----------
             TOTAL WARRANTS                          20,722
                                                -----------

   PRINCIPAL
    AMOUNT
   --------
             U.S. GOVERNMENT OBLIGATIONS -- 2.0%
   $890,000  U.S. Treasury Bills,
               4.656% to 4.911%++,
               07/06/06 to 10/12/06                 886,296
                                                -----------
             TOTAL INVESTMENTS -- 100.0%
               (Cost $32,415,660)               $43,818,174
                                                ===========
----------------
              For Federal tax purposes:
              Aggregate cost                    $32,415,660
                                                ===========
              Gross unrealized appreciation     $15,033,826
              Gross unrealized depreciation      (3,631,312)
                                                -----------
              Net unrealized appreciation
               (depreciation)                   $11,402,514
                                                ===========
-----------------
 (a) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2006, the market value of fair valued securities amounted to $137,106 or 0.31% of total investments.
 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the market value of Rule 144A securities amounted to $0 or 0.00% of total investments.
 (c) At June 30, 2006, the Fund held investments in restricted and illiquid securities that were valued under methods approved by the Board, as follows:
                                                                      06/30/06
                                                                      CARRYING
ACQUISITION                              ACQUISITION   ACQUISITION     VALUE
  SHARES    ISSUER                          DATE          COST        PER UNIT
 --------   ------                       -----------  -----------     --------
   1,666    Avalon Digital Marketing
             Systems Inc., Warrants
             expire 11/11/11 ............. 04/03/00        --            --
  37,500    Interep National Radio
             Sales Inc., Warrants
             expire 05/06/07 ............. 05/03/02        --            --
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt
 CVO Contingent Value Obligation
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Westwood Funds
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     August 18, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     August 18, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date     August 18, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.